Business Segments (Narrative) (Detail) ¥ in Billions		6 Months Ended
		Sep. 30, 2017 JPY (¥) Offices	Sep. 30, 2016 JPY (¥)
Segment Reporting Information [Line Items]
Operating profit (loss)		¥ 688.8	¥ 716.2
Global Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan | Offices		1,200
Business Segment [Member] | Customer Business [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	[1]	¥ 539.4	542.9
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	[1]	190.2	212.8
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		124.9	104.3
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	[1]	206.9	205.8
Business Segment [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		207.2	247.1
Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		¥ (57.8)	(73.8)
Modification Impact [Member] | Refining Definition [Member] | Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)			8.4
Modification Impact [Member] | Internal Management Accounting Rules And Practices [Member] | Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)			(4.0)
Modification Impact [Member] | Internal Management Accounting Rules And Practices [Member] | Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)			0.2
Modification Impact [Member] | Internal Management Accounting Rules And Practices [Member] | Business Segment [Member] | Customer Business [Member] | Global Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)			(0.9)
Modification Impact [Member] | Internal Management Accounting Rules And Practices [Member] | Business Segment [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)			(9.4)
Modification Impact [Member] | Internal Management Accounting Rules And Practices [Member] | Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)			¥ 10.4

[1]	Net revenue, operating expenses, and operating profit relating to the overseas Japanese Corporate business were ¥78.7 billion, ¥69.0 billion, and ¥9.7 billion for the six months ended September 30, 2016, and ¥92.8 billion, ¥76.4 billion, and ¥16.4 billion for the six months ended September 30, 2017, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business. These amounts have been restated in accordance with the modifications resulting in the restatement of the prior period business segment information.